Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2018
Banking And Thrift [Abstract]
Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding	Scheduled principal reductions of FHLB advances outstanding at December 31, 2018 were as follows:
2019	$5,000
Total	$5,000